SHARE-BASED COMPENSATION - Schedule of Share-Based Payment Arrangement, Expensed and Capitalized, Amount (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	$ 9,165	$ 51,662
Cost of revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	76	0
Research and development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	5,380	18,858
Sales and marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	1,367	14,584
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	$ 2,342	$ 18,220